Trade and Other Payables, Accruals and Provisions (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Trade and Other Payables, Accruals and Provisions

	2020	2019
	$’000	$’000
Trade payables	7,629	5,191
Accruals	15,409	19,787
Provisions	3,227	319
Taxation and Social Security	4,006	4,573
Deferred grant income – tax credit	7,488	—

	37,759	29,870